Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

August 28, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Tidal ETF Trust (the “Trust”)

To the Commission:

Transmitted herewith via EDGAR on behalf of the Trust, please find the Trust’s Registration Statement on Form N-14 relating to the reorganization of the Unusual Whales Subversive Democratic Trading ETF and Unusual Whales Subversive Republican Trading ETF, each a series of Series Portfolios Trust, into the Unusual Whales Subversive Democratic Trading ETF and Unusual Whales Subversive Republican Trading ETF, each a series of the Trust.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions concerning this filing, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Very truly yours,

/s/ John Hadermayer
John Hadermayer
SVP Legal Services
Tidal Investments LLC